Other - Other (Income) Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Dividend and royalty income	$ (4,276)	$ (7,648)	$ (4,573)
Net expense from financing activities	9,658	9,843	8,667
Foreign currency transaction related losses	7,532	450	7,335
Domestic pension plan settlement expense	37,648
Miscellaneous pension income	(10,761)	(15,728)	(7,236)
Other income	(32,219)	(32,570)	(25,279)
Other expense	12,535	12,951	9,263
Total	$ 20,117	$ (32,702)	$ (11,823)